Other Borrowed Money	12 Months Ended
Dec. 31, 2014
Other Borrowed Money [Abstract]
Other Borrowed Money
(11)	Other Borrowed Money

Other borrowed money at December 31 is summarized as follows:

	2014	2013

Federal Home Loan Bank Advances	$40,000,000	$40,000,000

Advances from the Federal Home Loan Bank (FHLB) have maturities ranging from 2017 to 2020 and interest rates ranging from 0.49 percent to 4.75 percent.  As collateral on the outstanding FHLB advances, the Company has provided a blanket lien on its portfolio of qualifying residential first mortgage loans and commercial loans.  At December 31, 2014, the book value of those loans pledged $101,128,937.  At December 31, 2014, the Company had remaining credit availability from the FHLB of $126,620,000.  The Company may be required to pledge additional qualifying collateral in order to utilize the full amount of the remaining credit line.

The aggregate stated maturities of other borrowed money at December 31, 2014 are as follows:

Year	Amount

2015	$-
2016	-
2017	9,000,000
2018	20,500,000
2019 and Thereafter	10,500,000

$40,000,000

At December 31, 2014, $35,000,000 of FHLB advances are subject to fixed rates of interest, while the remaining $5,000,000 are subject to floating interest rates which will convert to fixed rates of interests next year.

The Company also has available federal funds lines of credit with various financial institutions totaling $43,500,000, of which there were none outstanding at December 31, 2014.

The Company has the ability to borrow funds from the Federal Reserve Bank (FRB) of Atlanta utilizing the discount window.  The discount window is an instrument of monetary policy that allows eligible institutions to borrow money from the FRB on a short-term basis to meet temporary liquidity shortages caused by internal or external disruptions.  At December 31, 2014, the Company had borrowing capacity available under this arrangement, with no outstanding balances.  The Company would be required to pledge certain available-for-sale investment securities as collateral under this agreement.

In addition, at December 31, 2014, the Company had an available repurchase agreement line of credit with a third party totaling $50,000,000.  Use of this credit facility is subject to the underwriting and risk management policies of the third party in effect at the time of the request.  Such policies may take into consideration current market conditions, the current financial condition of the Company and the ability of the Company to provide adequate securities as collateral for the transaction, among other factors.